Investment in Plan Assets UK Defined Benefit Pension Plan (Detail)	12 Months Ended
Apr. 30, 2012
Bonds
Defined Benefit Plan Disclosure [Line Items]
Investment in plan assets, minimum percentage	24.00%
Investment in plan assets, maximum percentage	45.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Investment in plan assets, minimum percentage	4.00%
Investment in plan assets, maximum percentage	18.00%
Global Multi Strategy Fund
Defined Benefit Plan Disclosure [Line Items]
Investment in plan assets, minimum percentage	2.00%
Investment in plan assets, maximum percentage	18.00%
UNITED KINGDOM | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Investment in plan assets, minimum percentage	22.00%
Investment in plan assets, maximum percentage	28.00%
Overseas | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Investment in plan assets, minimum percentage	22.00%
Investment in plan assets, maximum percentage	28.00%